Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The amount of prepaid expenses and other current assets consist of the followings:

	December 31, 2025	December 31, 2024
Prepaid expenses	$1,027,625	$30,260
Value added tax credit	253,246	159,287
Others	43,145	5,193
Total	$1,324,016	$194,740